SCHEDULE OF REVENUE FROM EXTERNAL CUSTOMERS AND LONG-LIVED ASSETS, BY GEOGRAPHICAL AREAS (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 218,423	$ 161,606	$ 620,971	$ 473,209
Total long-lived assets	458,505		458,505		$ 419,307
MENA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	215,762	158,229	612,560	465,856
Total long-lived assets	449,696		449,696		409,139
Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	2,661	$ 3,377	8,411	$ 7,353
Total long-lived assets	$ 8,809		$ 8,809		$ 10,168